ECONOMIC DEPENDENCE	12 Months Ended
Feb. 28, 2014
ECONOMIC DEPENDENCE [Abstract]
ECONOMIC DEPENDENCE

22. ECONOMIC DEPENDENCE

The Company was dependent on one key customer with respect to revenue in the year ended February 28, 2014. This customer represented approximately 59% of sales for the year ended February 28, 2014 [2013 - 63%].